Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expense [abstract]
Personnel expenses	$ 2,368	$ 1,971	$ 1,454
Audit fees	214	227	204
Consulting fees	178	275	271
Communication	21	21	16
Stationery	2	3	3
Greek tax authorities (note 17)	216	236	292
Other	695	808	636
Total	$ 3,694	$ 3,541	$ 2,876